                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act File Number 811-04854
                                                     ---------

                               The Oberweis Funds
                            ------------------------
               (Exact name of registrant as specified in charter)

                         951 Ice Cream Drive, Suite 200
                          North Aurora, Illinois 60542
              (Address of principal executive offices) (Zip code)


                               James D. Oberweis
                        Oberweis Asset Management, Inc.
                         951 Ice Cream Drive, Suite 200
                          North Aurora, Illinois 60542
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (630) 801-6000
                                                          --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2004
                                            ------------------

Oberweis Micro-Cap Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)

                                                      Number     Portfolio
Company Name                                        of Shares      Value
------------                                        ---------   -----------
COMMON STOCK                                100.2%
AUTOMOTIVE & TRANSPORTATION-AUTOMOBILES       0.4%

Cycle Country Accessories Corp.                       27,484        148,688
                                                                -----------
CONSUMER DISCRETIONARY-ELECTRONICS            1.0%
FindWhat.com                                          21,528        403,219
                                                                -----------
CONSUMER DISCRETIONARY-LEISURE TIME           1.1%
Aldila, Inc.                                          47,115        471,150
                                                                -----------
CONSUMER DISCRETIONARY-MISCELLANEOUS          1.2%
Barrett Business Services, Inc.                       35,004        499,157
                                                                -----------
CONSUMER DISCRETIONARY-RESTAURANTS            0.2%
Mexican Restaurants, Inc.                              8,867         79,714
                                                                -----------
CONSUMER DISCRETIONARY-SERVICE COMMERCIAL     2.1%
First Advantage Corp.                                 32,413        520,553
Greg Manning Auctions, Inc.                           30,000        335,700
                                                                -----------
                                                                    856,253
                                                                -----------
CONSUMER DISCRETIONARY-WHOLESALE              3.4%
Central European Distribution Corp.                   62,281      1,391,358
                                                                -----------
CONSUMER DISCRETIONARY-WHOLESALERS            1.7%
Programmer's Paradise, Inc.                           61,572        688,375
                                                                -----------
CONSUMER STAPLES-FOODS                        1.1%
SunOpta, Inc.                                         56,225        436,306
                                                                -----------
FINANCIAL SERVICES-BANKS OUTSIDE NYC          3.3%

Dearborn Bancorp, Inc.                                13,300        347,130
Pinnacle Financial Partners, Inc.                     46,668      1,003,362
                                                                -----------
                                                                  1,350,492
                                                                -----------
INSURANCE-MULTI-LINE                          0.5%
HealthExtras, Inc.                                    16,359        228,044
                                                                -----------
HEALTH CARE-BIOTECHNOLOGY                     4.7%
Anika Therapeutics, Inc.                              65,660        906,108
Kensey Nash Corp.                                     39,297      1,029,188
                                                                -----------
                                                                  1,935,296
                                                                -----------
HEALTH CARE-DRUGS & PHARMACEUTICALS           1.7%
Advanced Nutraceuticals, Inc.                         50,000        150,000
Able Laboratories, Inc.                               30,000        574,800
                                                                -----------
                                                                    724,800
HEALTH CARE-ELECTRONIC MEDICAL SYSTEMS        5.4%
Candela Corp.                                         27,317        315,238
Quality Systems, Inc.                                 15,000        757,650
Somanetics Corp.                                      89,822      1,181,159
                                                                -----------
                                                                  2,254,047
                                                                -----------
HEALTH CARE-FACILITIES                        2.9%
PainCare Holdings, Inc.                              143,211        322,225
Psychiatric Solutions, Inc.                           35,000        887,250
                                                                -----------
                                                                  1,209,475
                                                                -----------
HEALTH CARE-MEDICAL & DENTAL
   INSTRUMENTS/SUPPLIES                       6.2%
Palomar Medical Technologies, Inc.                   100,000      2,192,000
Urologix, Inc.                                        57,809        365,353
                                                                -----------
                                                                  2,557,353
                                                                -----------
MATERIALS & PRODUCERS-CHEMICALS               0.6%
Northern Technologies International Corp.             44,501        257,216
                                                                -----------
OTHER ENERGY-CRUDE OIL PRODUCER               2.1%
Dawson Geophysical Co.                                18,893        395,242
Edge Petroleum Corp.                                  30,000        479,100
                                                                -----------
                                                                    874,342
                                                                -----------
PRODUCER DURABLES-CONTROL&FILTER DEVICE       3.9%
Allied Motion Technologies, Inc.                      52,043        295,084
Hurco Cos, Inc.                                      100,000      1,339,000
                                                                -----------

                                                                  1,634,084
                                                                -----------
PRODUCER DURABLES-ELECTRICAL EQUIPMENT        3.1%
Sonic Solutions                                       80,000      1,305,600
                                                                -----------
PRODUCER DURABLES-ELECTRONICS-INSTRUMENTS     9.6%
Aetrium, Inc.                                         97,323        499,267
Camtek Ltd.                                          101,604        402,352
FARO Technologies, Inc.                               49,008        996,823
I.D. Systems, Inc.                                    33,345        468,831
IRIS International, Inc.                              47,700        372,060
Image Sensing Systems, Inc.                           29,839        313,310
NovAtel, Inc.                                         57,414        659,687
Sunrise Telecom, Inc.                                 92,046        262,331
                                                                -----------
                                                                  3,974,661
                                                                -----------
PRODUCER DURABLES-INDUSTRIAL MACHINERY        3.8%
ICOS Vision Systems Corporation NV                    72,464      1,576,092
                                                                -----------
TECHNOLOGY-COMMUNICATION                      8.3%
RELM Wireless Corp                                   250,055        492,608
CalAmp Corp.                                          37,673        268,232
Ceragon Networks Ltd.                                 57,291        284,163
Novatel Wireless, Inc.                                65,658      1,542,963
Socket Communications, Inc.                          175,000        416,500
Sunair Electronics, Inc.                              87,300        456,579
                                                                -----------
                                                                  3,461,045
                                                                -----------
TECHNOLOGY-COMPUTER SERVICES SOFTWARE
   & SYSTEMS                                 14.4%
Astea International, Inc.                             44,666        333,610
DataTRAK International, Inc.                          28,136        287,015
Innodata Isogen, Inc.                                157,777        656,352
LivePerson, Inc.                                     210,136        687,145
Mind CTI, Ltd.                                       278,100      1,245,888
Merge Technologies, Inc.                              43,918        758,025
SafeNet, Inc.                                         20,000        527,600
SI International, Inc.                                11,214        245,699
Smith Micro Software                                 105,015        393,806
SupportSoft, Inc.                                     65,511        638,077
Youbet.com, Inc.                                      92,965        256,583
                                                                -----------
                                                                  6,029,800
                                                                -----------
TECHNOLOGY-COMPUTER                           2.5%
CyberGuard Corp.                                      66,094        390,616
Sento Corp.                                           99,773        628,570

                                                                -----------
                                                                  1,019,186
                                                                -----------
TECHNOLOGY-ELECTRONICS                        7.4%
Arotech Corp.                                        373,796        579,384
California Micro Devices Corp.                        62,729        484,895
CyberOptics Corp.                                     60,000        926,400
Frequency Electronics Inc.                            52,846        679,071
Spectrum Control Inc.                                 55,142        392,060
                                                                -----------
                                                                  3,061,810
                                                                -----------
TECHNOLOGY-ELECTRONICS-SEMI-CONDUCTORS        5.2%
International DisplayWorks Inc                       150,000        742,500
AMX Corporation                                       33,505        603,760

Advanced Power Technology, Inc.                       40,000        340,000
MIPS Technologies, Inc                                54,700        311,790
Ramtron International Corp.                           61,000        176,900
                                                                -----------
                                                                  2,174,950
                                                                -----------
UTILTIES-TELECOMMUNICATION                    2.4%
Yak Communications, Inc.                             124,730      1,000,335
                                                                -----------
Total Common Stocks                         100.2%               41,602,848
(Cost: $33,053,627)

RIGHTS                                        0.0%
Miltope Group, Inc.                                  145,500              0
                                                                -----------
Total Rights                                                              0
                                                                -----------
Total Investments                           100.2%              $41,602,848
(Cost: $33,053,627)

Other Liabilities Less Assets                (0.2%)                 (99,684)
                                                                -----------
Net Assets - 100%                                               $41,503,164
                                                                ===========
(Equivalent to $21.81 per share based on 1,903,062 shares outstanding)

Oberweis Mid-Cap Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)

                                                       Number    Portfolio
Company Name                                         of Shares     Value
------------                                         ---------   ----------
COMMON STOCK                                 98.3%
CONSUMER DISCRETIONARY - COMMERCIAL
   INFORMATION SERVICE                        2.2%
Ask Jeeves, Inc.                                        6,627    $  216,769
                                                                 ----------
CONSUMER DISCRETIONARY - CONSUMER
   ELECTRONICS                                3.5%
InfoSpace, Inc.                                         5,000       236,950
Sohu.com, Inc.                                          6,233       103,655
                                                                 ----------
                                                                    340,605
                                                                 ----------
CONSUMER DISCRETIONARY - EDUCATION
   SERVICES                                   1.7%
Career Education Corp.                                  6,000       170,580
                                                                 ----------
CONSUMER DISCRETIONARY - RETAIL               6.0%
Chico's FAS, Inc.                                       7,000       239,400
Urban Outfitters, Inc.                                 10,000       344,000
                                                                 ----------
                                                                    583,400
                                                                 ----------
CONSUMER DISCRETIONARY - TEXTILE              3.6%
Coach, Inc.                                             4,000       169,680
Quiksilver, Inc.                                        7,000       177,940
                                                                 ----------
                                                                    347,620
                                                                 ----------
FINANCIAL SERVICES - INSURANCE -
   PROPERTY & CASUALTY                        1.6%
Endurance Specialty Holdings Ltd.                       5,000       160,750
                                                                 ----------
HEALTH CARE - BIOTECHNOLOGY RESEARCH &
   PRODUCTS                                   6.7%
Celgene, Corp.                                          3,000       174,690
Cephalon, Inc.                                          5,000       239,500
Martek Biosciences Corp.                                5,000       243,200
                                                                 ----------
                                                                    657,390
                                                                 ----------
HEALTH CARE - DRUGS & PHARMACEUTICALS         5.5%

American Pharmaceutical Partners, Inc.                  4,000       110,280
Barr Pharmaceuticals, Inc.                              2,500       103,575
Connetics Corp.                                         5,677       153,393
QLT, Inc.                                              10,000       166,500
                                                                 ----------
                                                                    533,748
                                                                 ----------
HEALTH CARE - ELECTRONIC MEDICAL SYSTEMS      4.9%
Given Imaging, Ltd.                                     6,000       230,760
Intuitive Surgical, Inc.                               10,000       247,500
                                                                 ----------
                                                                    478,260
                                                                 ----------
HEALTH CARE - MANAGEMENT SERVICES             1.6%
Caremark RX, Inc.                                       5,000       160,350
                                                                 ----------
HEALTH CARE - MEDICAL & DENTAL
   INSTRUMENTS/SUPPLIES                       5.0%
Align Technology, Inc.                                  6,616       101,092
CYTYC Corp.                                             7,000       169,050
ResMed Inc.                                             4,500       214,245
                                                                 ----------
                                                                    484,387
                                                                 ----------
MATERIAL PRODUCERS - METAL FABRICATING        2.2%
Maverick Tube Corp.                                     7,000       215,670
                                                                 ----------
OTHER ENERGY - MACHINE OILWELL                2.2%
CARBO Ceramics, Inc.                                    3,000       216,420
                                                                 ----------
OTHER ENERGY - CRUDE OIL PRODUCER             3.4%
PetroKazakhstan, Inc.                                   9,766       334,681
                                                                 ----------
PRODUCER DURABLES - HOMEBUILDING              2.7%
Desarrolladora Homex S.A. Development Corp.            13,000       268,450
                                                                 ----------
PRODUCER DURABLES - MACHINERY                 2.1%
Engineered Support Systems, Inc.                        4,500       205,380
                                                                 ----------
TECHNOLOGY - PRODUCTION TECHNOLOGY
   EQUIPMENT                                  3.0%
Axcelis Technologies, Inc.                             20,000       165,600
Cognex Corp.                                            5,000       131,000
                                                                 ----------
                                                                    296,600
                                                                 ----------

TECHNOLOGY - COMMUNICATION TECHNOLOGY        10.8%

L-3 Communications Holdings, Inc.                       4,000       268,000
Research in Motion Ltd.                                 7,000       534,380
Sierra Wireless, Inc.                                   7,500       133,500
TIBCO Software, Inc.                                   14,341       122,042
                                                                 ----------
                                                                  1,057,922
                                                                 ----------
TECHNOLOGY - COMPUTER SERVICES SOFTWARE &
   SYSTEMS                                    9.2%
AutoDesk, Inc.                                         16,000       389,040
Akamai Technologies, Inc.                               7,323       102,888
Cognizant Technology Solutions Corp.                   10,000       305,100
Red Hat, Inc.                                           8,000        97,840
                                                                 ----------
                                                                    894,868
                                                                 ----------
TECHNOLOGY - COMPUTER TECHNOLOGY              5.6%
AU Optronics Corp.                                     16,334       204,502
SanDisk Corp.                                          11,600       337,792
                                                                 ----------
                                                                    542,294
                                                                 ----------
TECHNOLOGY - ELECTRONICS                      2.3%
Aeroflex, Inc.                                         21,500       227,255
                                                                 ----------
TECHNOLOGY - ELECTRONICS SEMI-CONDUCTORS     12.5%
Marvell Technology Group, Ltd.                          8,000       209,040
OmniVision Technologies, Inc.                          20,000       283,000
Pixelworks, Inc.                                       15,000       150,150
Silicon Image, Inc.                                    20,000       252,800
Silicon Laboratories, Inc.                              5,000       165,450
Siliconware Precision Industries Co.                   44,000       148,280
                                                                 ----------
                                                                  1,208,720
                                                                 ----------

Total Common Stocks                                              $9,602,119
(Cost $8,234,762)

Other Assets Less Liabilities                 1.7%                  163,884
                                                                 ----------
Net Assets                                  100.0%               $9,766,003
                                                                 ==========
(Equivalent to $10.54 per share based on 926,593 shares outstanding)

Oberweis Emerging Growth Portfolio
Portfolio of Investments
September 30, 2004 (Unaudited)

                                                      Number      Portfolio
Company Name                                        of Shares       Value
------------                                        ---------   ------------
COMMON STOCK                                102.8%
CONSUMER DISCRETIONARY-ADVERTISING AGENCY     5.6%
Aquantive, Inc.                                      399,200    $  3,852,280
ValueClick, Inc.                                     150,000       1,416,000
Ventiv Health, Inc.                                  136,450       2,312,828
                                                                ------------
                                                                   7,581,108
                                                                ------------
CONSUMER DISCRETIONARY-COMMERCIAL
   INFORMATION SERVICE                        0.8%
Ask Jeeves, Inc.                                      32,000       1,046,720
                                                                ------------
CONSUMER DISCRETIONARY-CONSUMER
   ELECTRONICS                                1.0%
Sohu.com, Inc.                                        83,100       1,381,953
                                                                ------------
CONSUMER DISCRETIONARY-CONSUMER PRODUCTS      2.1%
USANA Health Sciences, Inc.                           80,144       2,789,011
                                                                ------------
CONSUMER DISCRETIONARY-RETAIL                 1.8%
Chico's FAS, Inc.                                     70,000       2,394,000
                                                                ------------
CONSUMER DISCRETIONARY-SERVICE COMMERCIAL     2.1%
Travelzoo, Inc.                                       30,000       1,069,200
Ctrip.com                                             51,037       1,770,984
                                                                ------------
                                                                   2,840,184
                                                                ------------
CONSUMER DISCRETIONARY-WHOLESALE              2.6%
Central European Distribution Corp.                  158,240       3,535,082
                                                                ------------
CONSUMER STAPLES-SOFT DRINKS                  1.6%
Hansen Natural Corp.                                  89,369       2,155,580
                                                                ------------
FINANCIAL SERVICES-DIVERSE                    1.7%
Euronet Worldwide, Inc.                              119,068       2,228,953
                                                                ------------
FINANCIAL SERVICES-INFORMATION                1.1%
Greenfield Online, Inc.                               72,394       1,470,322
                                                                ------------

FINANCIAL SERVICES-MISCELLANEOUS.             1.5%
Porfolio Recovery Associates, Inc.                    66,300       1,948,557
                                                                ------------
INSURANCE-MULTI-LINE                          0.7%
HealthExtras, Inc.                                    71,015         989,949
                                                                ------------
HEALTH CARE-BIOTECHNOLOGY                     7.8%
Anika Therapeutics, Inc.                             133,011       1,835,552
Arthrocare Corp.                                      46,481       1,361,428
InKine Pharmaceutical Company, Inc.                  203,275       1,032,637
Kensey Nash Corp.                                     89,400       2,341,385
Martek Biosciences Corp                               44,794       2,178,780
Third Wave Technologies, Inc.                        259,208       1,783,351
                                                                ------------
                                                                  10,533,133
                                                                ------------
HEALTH CARE-DRUGS & PHARMACEUTICALS          11.2%
Able Laboratories, Inc.                               56,455       1,081,678
Bone Care International, Inc.                         81,361       1,977,072
Connetics Corp.                                       91,795       2,480,301
Draxis Health, Inc.                                  611,069       2,939,241
Kos Pharmaceuticals, Inc.                             54,946       1,956,627
SFBC International, Inc.                             112,500       2,959,875
United Therapeutics Corp.                             42,491       1,484,211
                                                                ------------
                                                                  14,879,005
                                                                ------------
HEALTH CARE-ELECTRONIC MEDICAL SYSTEMS        1.5%
eResearch Technology, Inc.                           149,940       1,998,700
                                                                ------------
HEALTH CARE-FACILITIES                        3.8%
American Healthways, Inc.                             59,625       1,735,684
LCA Vison, Inc.                                      133,214       3,435,589
                                                                ------------
                                                                   5,171,273
                                                                ------------
HEALTH CARE-MANAGEMENT SERVICES               1.7%
Centene Corp.                                        110,418       2,350,799
                                                                ------------
HEALTH CARE-MEDICAL & DENTAL
   INSTRUMENTS/SUPPLIES                       3.1%
Advanced Neuromodulation Systems, Inc.                30,000         910,500
Gen-Probe, Inc.                                       20,000         797,400
Kyphon, Inc.                                          70,000       1,734,600
Lifecell Corp.                                        77,424         774,240
                                                                ------------
                                                                   4,216,740
                                                                ------------

MATERIAL & PRODUCER-BUILDING MATERIALS        1.0%
Trex Company, Inc.                                    31,068       1,375,691
                                                                ------------
MATERIAL & PRODUCER-MISCELLANEOUS             2.9%
Ceradyne, Inc.                                        90,000       3,951,900
                                                                ------------
MATERIAL & PRODUCER-TEXTILE                   1.4%
DHB Industries Inc                                   133,854       1,900,727
                                                                ------------
OTHER ENERGY-CRUDE OIL PRODUCER               4.6%
Carrizo Oil & Gas Inc.                               296,173       2,840,299
Petroleum Development Corp.                           18,486         810,057
The Meridian Resources Corp                           84,000         741,720
Whiting Petroleum Corp.                               59,021       1,794,238
                                                                ------------
                                                                   6,186,314
                                                                ------------
PRODUCER DURABLES-AEROSPACE                   1.3%
MTC Technologies, Inc.                                65,122       1,799,321
                                                                ------------
PRODUCER DURABLES-CONTROL & FILTER
   DEVICES                                    1.1%
Veeco Instruments, Inc.                               68,126       1,428,602
                                                                ------------
PRODUCER DURABLES-HOMEBUILDING                1.0%
Desarrolladora Homex S.A. Development
   Corp.                                              62,409       1,288,746
                                                                ------------
PRODUCER DURABLES-MACHINERY                   1.1%
Gehl Co.                                              77,177       1,528,105
                                                                ------------
PRODUCER DURABLES-MACHINERY CONSTRUCTION      1.6%
A.S.V., Inc.                                          56,467       2,113,560
                                                                ------------
PRODUCER DURABLES-SPECIALTY MACHINERY         1.7%
JLG Industries, Inc.                                 135,795       2,281,356
                                                                ------------
PRODUCER DURABLES-PRODUCTION TECHNOLOGY       0.9%
Rudolph Technologies, Inc.                            73,559       1,231,378
                                                                ------------
PRODUCER DURABLES-TELECOMMUNICATION           1.3%
Applied Signal Technology, Inc.                       54,726       1,750,685
                                                                ------------

TECHNOLOGY-COMMUNICATION                      8.0%
Alvarion Ltd.                                        119,448       1,545,657
AudioCodes Ltd.                                      107,200       1,349,648
Ditech Communications Corp.                          133,192       2,982,169
Sierra Wireless, Inc.                                 94,608       1,684,022
Ulticom, Inc.                                        107,902       1,593,713
ViaSat, Inc.                                          79,690       1,601,769
                                                                ------------
                                                                  10,756,978
                                                                ------------
TECHNOLOGY-COMPUTER SERVICES SOFTWARE &
   SYSTEMS                                   10.3%
Altiris, Inc.                                        120,000       3,798,000
Digital River, Inc.                                   53,668       1,598,233
Merge Technologies, Inc.                             107,113       1,848,770
RightNow Technologies, Inc.                          141,055       1,767,419
Radvision Ltd.                                        58,557         563,904
SafeNet, Inc.                                         83,946       2,214,495
SupportSoft, Inc.                                    211,800       2,062,932
                                                                ------------
                                                                  13,853,753
                                                                ------------
TECHNOLOGY-COMPUTER                           1.2%
Synaptics, Inc.                                       79,135       1,595,362
                                                                ------------
TECHNOLOGY-ELECTRONICS                        0.9%
BEI Technologies, Inc.                                42,229       1,157,075
                                                                ------------
TECHNOLOGY-ELECTRONICS-SEMI-CONDUCTORS        9.9%
Artisan Components, Inc.                              86,329       2,513,037
Integrated Silicon Solution, Inc.                    132,700         964,729
Leadis Technology, Inc.                              128,331       1,447,574
Pixelworks, Inc.                                     159,830       1,599,898
Silicon Image, Inc.                                  259,600       3,281,344
Tessera Technologies, Inc.                           155,100       3,427,710
                                                                ------------
                                                                  13,234,292
                                                                ------------
TECHNOLOGY-ELECTRONICS TECHNOLOGY             0.9%
Innovative Solutions and Support, Inc.                47,005       1,153,033
                                                                ------------
Total Common Stocks                         102.8%              $138,097,947
(Cost: $112,116,165)

Other Liabilities Less Assets                (2.8%)               (3,761,156)
                                                                ------------
Net Assets - 100%                                               $134,336,791
                                                                ============
(Equivalent to $24.03 per share based
   on 5,589,971 shares outstanding)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Oberweis Funds

By:   /s/ James D. Oberweis
      ---------------------------------
      James D. Oberweis
      Principal Executive Officer

Date: January 27, 2005
      ---------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ James D. Oberweis
      ---------------------------------
      James D. Oberweis
      Principal Executive Officer

Date: January 27, 2005
      ---------------------------------

By:   /s/ Patrick B. Joyce
    -----------------------------------
      Patrick B. Joyce
      Principal Financial Officer

Date: January 27, 2005
      ---------------------------------